Supplement dated August 8, 2022
to the following initial summary prospectus(es):
Nationwide O Series dated May 1, 2022
This supplement updates certain information contained in your initial summary prospectus. Please read and retain this supplement for future reference.
The following investment options are only available in contracts issued prior to August 15, 2022:
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Accordingly, Appendix: Underlying Mutual Funds Available Under the Contract is amended as follows:
Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 year	5 year	10 year
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II This underlying mutual fund is only available in contracts for which good order applications were received before August 15, 2022 Investment Advisor: Nationwide Fund Advisors	0.91%	15.50%	11.71%	11.31%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II This underlying mutual fund is only available in contracts for which good order applications were received before August 15, 2022 Investment Advisor: Nationwide Fund Advisors	0.86%	12.16%	10.02%	9.32%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II This underlying mutual fund is only available in contracts for which good order applications were received before August 15, 2022 Investment Advisor: Nationwide Fund Advisors	0.86%	10.31%	8.82%	8.28%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II This underlying mutual fund is only available in contracts for which good order applications were received before August 15, 2022 Investment Advisor: Nationwide Fund Advisors	0.87%	13.62%	10.85%	10.17%
ISP-0679
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